Summary of Significant Accounting Policies - Schedule of Securities that were Excluded from the Diluted Per Share Calculation (Detail) - shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Stock Options	37,370,980	36,320,980	35,440,469	34,990,469
Convertible Notes	31,982,684		17,094,017
Total	207,068,589	200,538,629	108,883,961	91,339,974
Convertible Notes Payable [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Convertible Notes		26,620,370		0
Series A Redeemable Convertible Preferred Stock [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Temporary Equity, Shares Outstanding	19,968,051	19,968,051	19,968,051	19,968,051
Series B Redeemable Convertible Preferred Stock [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Temporary Equity, Shares Outstanding	33,801,226	33,801,226	32,917,690	32,917,690
Series C-1 Redeemable Convertible Preferred Stock [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Temporary Equity, Shares Outstanding	5,090,693	5,090,693	0	0
Series C-2 Redeemable Convertible Preferred Stock [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Temporary Equity, Shares Outstanding	73,560,390	73,560,390	0	0
Common Stock [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Class of Warrants, Outstanding	1,536,379	1,418,733	1,758,975	1,758,975
Preferred Stock [Member]
Securities That Were Excluded From The Diluted Per Share Calculation [Line Items]
Class of Warrants, Outstanding	3,758,186	3,758,186	1,704,759	1,704,789